Goodwill - Impairment (Detail)	Dec. 31, 2019 EUR (€)
MAT NV SAM BE
Disclosure of information for cash-generating units [line items]
Discount rate	10.96%
Perpetual growth rate	5.00%
Carrying value	€ 39,132,000
e-Prototypy [member]
Disclosure of information for cash-generating units [line items]
Discount rate	14.52%
Perpetual growth rate	2.00%
Carrying value	€ 3,940,000
Discount rate increase	1.00%
Orthoview [member]
Disclosure of information for cash-generating units [line items]
Discount rate	11.97%
Perpetual growth rate	1.00%
Carrying value	€ 9,269,000
Discount rate increase	1.00%
Perpetual growth rate decrease	0.00%
ACTech [member]
Disclosure of information for cash-generating units [line items]
Discount rate	9.40%
Perpetual growth rate	1.00%
Carrying value	€ 26,284,000
Discount rate increase	1.00%
Five year projection decrease	5
Engimplan [member]
Disclosure of information for cash-generating units [line items]
Discount rate	17.05%
Perpetual growth rate	3.00%
Carrying value	€ 15,710,000
Discount rate increase	1.00%
Five year projection decrease	5